Interest-Bearing Borrowings - Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Freestanding Derivatives for Additional Subscription Options [Abstract]
Beginning balance	$ 2,796,131
On initial recognition		2,796,131
Change in fair value	9,536,904
Exercised during the year	(12,333,035)
Ending balance		$ 2,796,131